Basis of Presentation and Significant Accounting Policies - ROU Assets and Liabilities Presented in Balance Sheet (Details) $ in Millions	Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ROU assets	$ 1,313
Lease liabilities (short-term)	276
Lease liabilities (long-term)	$ 1,048